August 8, 2013

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:    XBRL Supplement of Thrivent Series Fund, Inc. (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated April 30, 2013. If you have any questions or comments regarding the foregoing, please contact me at (612) 844-4198.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Senior Counsel